Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Unrealized gain on available-for-sale securities, taxes	$ 1,894	$ 1,893	$ 3,369
Reclassification of realized loss on derivative financial instruments, taxes			247
Foreign currency translation adjustments, taxes	(475)	314	(173)
Reclassification of realized gain to net earnings		$ 1,848
Cash dividends declared on common stock	$ 0.84